Condensed Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Preferred stock, shares authorized	25,000,000	25,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common stock, authorized	250,000,000	250,000,000
Common stock, shares issued	7,741,731	7,656,488
Common stock, shares outstanding	7,741,731	7,656,488
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, stated value	$ 45,000	$ 45,000
Preferred stock, shares issued	147,798	142,769
Preferred stock, shares outstanding	147,798	142,769
Series B Preferred Stock [Member]
Preferred stock, shares authorized	40,000	40,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, stated value	$ 50,000	$ 50,000
Preferred stock, shares issued	16,100	0
Preferred stock, shares outstanding	16,100	0